Leases - Supplemental Balance Sheet Information Related to Leases (Details)	Dec. 31, 2023	Dec. 31, 2022
Weighted average remaining lease term (years)
Operating lease, weighted average remaining lease term	4 years 3 months 18 days	4 years 6 months
Finance lease, weighted average remaining lease term	13 years 8 months 12 days	14 years 3 months 18 days
Weighted average discount rate
Operating lease, weighted average discount rate (in percentage)	4.10%	3.80%
Finance lease, weighted average discount rate (in percentage)	6.50%	6.50%